SIGNIFICANT ACCOUNTING POLICIES - Remaining Performance Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
2020-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected amount of remaining performance obligations	$ 13.4
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	0 years
2021-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	0 years
Expected percent of remaining performance obligations	78.00%
2019-01-01 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Expected percent of remaining performance obligations	22.00%